Current and Non-Current Liabilities	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021
TINGO, INC. [Member]
Current and Non-Current Liabilities [Line Items]
Current and Non-Current Liabilities

(11)  Current and Non-Current Liabilities

Accounts Payable and Accruals

	March 31, 2022	December 31, 2021
Trade Payables	$271,065,477	$754,709,170
Other Payables	(129,895)	126,994
	$270,935,582	$754,836,164

Trade Payables — This represents the balance due to our Smartphone suppliers at March 31, 2022 and December 31, 2021.

Deferred Income — The balance represents to gross income due over the term of the 3-year phone leasing cycle. Monthly releases to revenue will be conducted in line with the Company’s revenue recognition policy and will reduce to $0 by April 2024 and July 2024 accordingly. The table below provides the aging of the balances between current and non-current liabilities as follows:

	March 31, 2022	December 31, 2021
Due within one year	$485,496,071	$492,269,333
Over one year
One to two years	485,496,071	492,269,333
Over two years	83,056,045	198,653,466
Total Deferred income	1,054,048,187	1,183,192,132

Deferred income – current portion	485,496,071	492,269,333
Deferred income – non-current portion	568,552,116	690,922,799
Total Deferred income	$1,054,048,187	$1,183,192,132

(11)  Current and Non-Current Liabilities (cont.)

VAT — This represents the current and future VAT liability at rate of 7.5% relating to the mobile phone leasing contracts included under Accounts Receivable and Deferred Income. The table below shows the aging of when such liabilities will become due and payable:

	March 31, 2022	December 31, 2021
Due within one year	$37,809,831	$38,190,992
Over one year
One to two years	37,809,831	38,190,992
Over two years	6,468,302	15,411,833
Total Value added tax	82,087,964	91,793,817

Value added tax – current portion	37,809,831	38,190,992
Value added tax – non-current portion	44,278,133	53,602,825
Total Value added tax	$82,087,964	$91,793,817

(11)  Current and Non-Current Liabilities

Accounts Payable and Accruals

	September 30, 2021	December 31, 2020
Trade payables	$714,005,220	$20,493,803
Audit fee payable	—	40,915
Other Payables	167,350	—
Total Accounts Payable and Accruals	$714,172,570	$20,534,718

Trade Payables — This represents the balance due to our Smartphone suppliers at September 30, 2021.

Deferred Income — The balance represents to gross income due over the term of the 3-year phone leasing cycle. Monthly releases to revenue will be conducted in line with the Company’s revenue recognition policy and will reduce to $0 by April 2024 and August 2024 accordingly. There was no deferred income as at December 31, 2020, as the last leasing contracts expired at the end of their full 3-year term in May 2020. The table below provides the aging of the balances between current and non-current liabilities as follows:

	September 30, 2021	December 31, 2020
Due within one year	$492,269,333	$—
Over one year
One to two years	492,269,333	—
Over two years	330,349,444	—
Total Deferred income	$1,314,888,111	$—

Deferred income – current portion	492,269,333	—
Deferred income – non-current portion	822,618,778	—
Total Deferred income	$1,314,888,111	$—

VAT — This represents the current and future VAT liability at rate of 7.5% relating to the mobile phone leasing contracts included under Accounts Receivable and Deferred Income. The table below shows the aging of when such liabilities will become due and payable :

	September 30, 2021	December 31, 2020
Due within one year	$38,072,052	$—
Over one year
One to two years	38,072,052	—
Over two years	25,549,187	—
Total Value added tax	$101,693,292	$—

Value added tax – current portion	38,072,052	—
Value added tax – non-current portion	63,621,239	—
Total Value added tax	$101,693,292	$—

(11)  Current and Non-Current Liabilities

Accounts Payable and Accruals

	December 31, 2021	December 31, 2020
Trade payable	$754,709,170	$—
Audit fee payable	—	40,915
Other Payables	126,994	—
	$754,836,164	$40,915

Trade Payables — This represents the balance due to our smartphone manufacturer at December 31, 2021. There were no trade payables as at December 31, 2020, inasmuch as our new phone contracts only commenced again in May 2021. We have preferred credit terms with our supplier of smartphones and pay for devices supplied over a two-year period. We minimize our currency risk and settle such supplies in Nigerian Naira to match the basis for our leasing revenues which are also denominated in Naira.

Deferred Income — The balance represents to gross income due over the term of the 3-year phone leasing cycle. Monthly releases to revenue will be conducted in line with the Company’s revenue recognition policy and are expected to reduce to $0 by April 2024 and August 2024 accordingly. There was no deferred income as at December 31, 2020, as the last leasing contracts expired at the end of their full 3-year term in May 2020. The table below provides the aging of the balances between current and non-current liabilities as follows:

	December 31,
	2021	2020
Due within one year	$492,269,333	$—
Over one year
One to two years	492,269,333	—
Over two years	198,653,466	—
Total Deferred income	$1,183,192,133	$—

Deferred income – current portion	492,269,333	—
Deferred income – non-current portion	690,922,799	—
Total Deferred income	$1,183,192,133	$—

VAT — This represents the current and future VAT liability at rate of 7.5% relating to the mobile phone leasing contracts included under Accounts Receivable and Deferred Income. The table below shows the aging of when such liabilities will become due and payable:

	December 31,
	2021	2020
Due within one year	$38,190,992	$20,493,802
Over one year
One to two years	38,190,992	—
Over two years	15,411,833	—
Total Value added tax	$91,793,818	$20,493,802
Value added tax – current portion	38,190,992	20,493,802
Value added tax – non-current portion	53,602,826	—
Total Value added tax	$91,793,818	$20,493,802